UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.7% (4.4% of Total Investments)
$ 1,250	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,160,025
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	7,062,000
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
24,265	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	15,692,661
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

33,015	Total Consumer Staples			23,914,686

	Education and Civic Organizations – 5.2% (3.3% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	290,354
	2005A, 5.000%, 10/01/35
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	AA+	9,829,900
	Series 2007A, 4.500%, 10/01/33
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	207,064
265	5.000%, 11/01/25	11/15 at 100.00	A2	269,232
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	653,634
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	AAA	3,240,720
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AAA	3,785,740
	5/15/17 – AMBAC Insured

17,870	Total Education and Civic Organizations			18,276,644

	Health Care – 18.7% (12.2% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,240,568
	Health System/West, Series 2003A, 5.000%, 3/01/15
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
660	5.000%, 4/01/37	4/16 at 100.00	A+	656,436
10,140	5.250%, 3/01/45	3/16 at 100.00	A+	10,206,620
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	15,194,390
	5.250%, 11/15/46 (UB)
10,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AAA	10,257,500
	5.000%, 11/15/42 – MBIA Insured
1,535	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,413,628
	System, Series 2007A, 5.125%, 7/15/31
9,280	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,073,242
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,144,303
	Series 2001C, 5.250%, 8/01/31
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	4/09 at 101.00	A–	10,563,000
	Series 1999A, 5.250%, 4/01/31
3,690	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	3,661,255
	Center, Series 2007A, 5.000%, 7/01/38

65,955	Total Health Care			66,410,942

	Housing/Multifamily – 6.1% (4.0% of Total Investments)
5,120	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	5,568,154
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	6/09 at 102.00	N/R	5,135,100
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	305,958
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,748,960
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,151,214
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding	No Opt. Call	A–	7,644,075
	Bonds, Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
	5.200%, 6/15/29 (Mandatory put 6/15/09)

20,785	Total Housing/Multifamily			21,553,461

	Housing/Single Family – 0.3% (0.2% of Total Investments)
840	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	901,858
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.9% (1.2% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,922,660
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	4,815,770
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)

7,120	Total Industrials			6,738,430

	Long-Term Care – 2.4% (1.6% of Total Investments)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/09 at 101.00	BBB–	8,601,745
	Force Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General – 13.7% (9.0% of Total Investments)
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	2,145,800
	California, General Obligation Bonds, Series 2004:
5,000	5.125%, 4/01/23	4/14 at 100.00	A+	5,273,150
4,150	5.125%, 4/01/25	4/14 at 100.00	A+	4,355,508
4,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AAA	5,165,223
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 100.00	AAA	5,304,650
	2006B, 5.000%, 8/01/24 – FSA Insured
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	5,592,100
	2002A, 6.000%, 8/01/26 – MBIA Insured (4)
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AAA	5,661,550
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – FSA Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	Aaa	5,363,851
	2005, 5.000%, 7/01/35 – FGIC Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	601,214
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	5,504,250
	Series 2003E, 5.250%, 7/01/20 – FSA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,793,866
	Bonds, Series 2003B, 5.000%, 8/01/21 – FSA Insured

45,125	Total Tax Obligation/General			48,761,162

	Tax Obligation/Limited – 27.8% (18.2% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,001,630
615	5.800%, 9/01/35	9/14 at 102.00	N/R	616,402
1,990	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,928,708
	Tax Bonds, Series 2007, 5.750%, 8/01/25
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding	9/12 at 100.00	AAA	2,092,107
	Bonds, Series 2002A, 5.125%, 9/02/24 – FSA Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – FSA Insured	11/11 at 100.00	AAA	1,182,849
1,165	5.375%, 11/01/19 – FSA Insured	11/11 at 100.00	AAA	1,241,459
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,044,100
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	738,393
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,263,563
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/08 at 102.00	AAA	3,607,578
	District 2, Series 1998A, 5.250%, 9/01/17 – MBIA Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,140,120
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	AAA	4,267,316
	5.500%, 3/01/22 – AMBAC Insured
12,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset	6/15 at 100.00	AAA	12,936,664
	Backed Bonds, Series 2005A, Trust K74W, 7.227%, 6/01/35 – FGIC Insured (IF)
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	2,931,852
	5.000%, 9/01/35 – XLCA Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	5,020,200
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
345	5.000%, 9/01/26	9/16 at 100.00	N/R	331,776
795	5.125%, 9/01/36	9/16 at 100.00	N/R	747,213
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	626,913
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,153,780
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	AA	967,650
	8/01/37 – RAAI Insured
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	1,316,909
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	5,082,300
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,580,873
	Participation, Series 2005, 5.000%, 3/01/24 – FSA Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AAA	3,609,445
	8/01/37 – MBIA Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AAA	9,678,768
	2001, 5.000%, 3/01/19 – MBIA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
550	5.000%, 9/01/26	9/14 at 102.00	N/R	525,773
250	5.000%, 9/01/33	9/14 at 102.00	N/R	230,773
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,612,979
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AAA	5,867,736
	Project, Series 2001A, 5.000%, 11/01/22 – MBIA Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	AAA	1,043,480
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	1,682,836
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	636,585
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	AAA	1,955,120
	Areas, Series 2003, 5.250%, 8/01/22 – MBIA Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	791,937
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,819,600
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,172,540
	Series 2003C, 6.000%, 9/01/33
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,869,663
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AAA	1,040,940
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,084,902
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,026,340
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,397,426
	District 2001-1, Series 2004A, 6.125%, 9/01/39

94,765	Total Tax Obligation/Limited			98,867,198

	Transportation – 18.8% (12.3% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,498,912
	2006, 5.000%, 4/01/31
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 101.00	BBB–	8,195,396
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AAA	8,865,222
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	118,543
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	23,792,350
	(Alternative Minimum Tax)
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	24,330,983
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

64,490	Total Transportation			66,801,406

	U.S. Guaranteed – 34.4% (22.4% of Total Investments) (5)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,583,333
	5/01/18 (Pre-refunded 5/01/12)
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (5)	15,959,700
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	10/08 at 101.00	AAA	8,615,292
	Series 1998B, 5.250%, 10/01/14 (ETM)
740	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	BBB– (5)	781,618
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
8,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	AAA	8,537,520
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
	(Pre-refunded 2/01/10)
5,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,751,980
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (5)	2,265,319
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (5)	1,524,437
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,649,699
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2001A:
2,500	5.250%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	2,663,850
4,500	5.375%, 6/01/41 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	4,813,425
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (5)	6,064,898
	5.375%, 8/15/29 (ETM)
6,530	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	Aaa	7,130,434
	Project, Series 2000, 5.750%, 6/15/33 (Pre-refunded 12/15/10) – MBIA Insured
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AAA	4,243,440
	(Pre-refunded 7/01/10) – MBIA Insured
1,590	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R (5)	1,689,502
	District 99-1, Series 2003B, 6.000%, 9/01/24 (Pre-refunded 9/01/09)
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,095,950
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.250%, 6/01/27 (Pre-refunded 6/01/12)
700	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (5)	735,483
	Projects, Series 2002A, 5.250%, 1/01/22 (Pre-refunded 1/01/10)
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
10,770	5.000%, 9/01/20 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	11,379,474
11,305	5.000%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	11,944,750
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (5)	2,764,200
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

114,305	Total U.S. Guaranteed			122,194,304

	Utilities – 8.6% (5.6% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,815,166
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	3,550,539
	2007A, 5.000%, 11/15/35
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	7,332,290
	2001A-1, 5.250%, 7/01/21 – FSA Insured
8,370	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	8,863,914
	2001A-2, 5.375%, 7/01/19 – MBIA Insured
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,755,805
	2005A-1, 5.000%, 7/01/31 – FSA Insured
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,320,114
	9/01/31 – XLCA Insured

29,545	Total Utilities			30,637,828

	Water and Sewer – 8.5% (5.6% of Total Investments)
9,165	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	9,647,171
	Series 2001W, 5.250%, 12/01/22 – FSA Insured
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	910,945
	5.000%, 4/01/36 – MBIA Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	AAA	2,613,350
	AMBAC Insured
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	860,359
	5.000%, 6/01/31 – MBIA Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	8,547,825
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	2,360,363
	2006, 5.000%, 12/01/31 – FGIC Insured
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AAA	5,398,473
	Series 2002A, 5.000%, 11/01/18 – MBIA Insured

28,990	Total Water and Sewer			30,338,486

$ 531,305	Total Investments (cost $526,906,927) – 153.1%			543,998,150

	Floating Rate Obligations – (2.8)%			(9,928,000)

	Other Assets Less Liabilities – (1.1)%			(3,640,843)

	Preferred Shares, at Liquidation Value – (49.2)%			(175,000,000)

	Net Assets Applicable to Common Shares – 100%			$355,429,307

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$8,000,000	Pay	3-Month USD-LIBOR	5.953%	Semi-Annually	7/01/08	7/01/33	$1,162,423
JPMorgan	8,600,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	792,371

								$1,954,794

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2007, the cost of investments was $516,826,109.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$21,961,923
Depreciation	(4,717,812)

Net unrealized appreciation (depreciation) of investments	$17,244,111

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.